Guarantees and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of contract or notional amounts of commitments to extend credit and letters of credit
Contract amount of commitments to extend credit for commercial and commercial real estate, Current	$ 19,632
Contract amount of commitments to extend credit for commercial and commercial real estate, Non-current	64,394
Contract amount of commitments to extend credit for commercial and commercial real estate, Total	84,026
Contract amount of commitments to extend credit for corporate and purchasing card, Current	17,713
Contract amount of commitments to extend credit for corporate and purchasing card, Non-current	0
Contract amount of commitments to extend credit for corporate and purchasing card, Total	17,713
Contract amount of commitments to extend credit for residential mortgages, Current	106
Contract amount of commitments to extend credit for residential mortgages, Non-Current	55
Contract amount of commitments to extend credit for residential mortgages, Total	161
Contract amount of commitments to extend credit for retail credit cards, Current	64,411
Contract amount of commitments to extend credit for retail credit cards, Non-current	545
Contract amount of commitments to extend credit for retail credit cards, Total	64,956
Contract amount of commitments to extend credit for other retail, Current	9,739
Contract amount of commitments to extend credit for other retail, Non-current	16,411
Contract amount of commitments to extend credit for other retail, Total	26,150
Contract amount of commitments to extend credit for covered, current	72
Contract amount of commitments to extend credit for covered, Non-current	1,033
Contract amount of commitments to extend credit for covered, Total	1,105
Contract amount of commitments for standby letters of credit, Current	7,202
Contract amount of commitments for standby letters of credit, Non-current	11,997
Contract amount of commitments for standby letters of credit, Total	19,199
Contract amount of commitments for commercial letters of credit, Current	396
Contract amount of commitments for commercial letters of credit, Non-current	24
Contract amount of commitments for commercial letters of credit, Total	$ 420